CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income for the year	$ 543,009	$ 511,607
Add (deduct) adjusting items:
Amortization of property, plant and mine development (Note 9)	738,129	631,101
Deferred income and mining taxes (Note 25)	178,588	75,756
Unrealized loss (gain) on currency and commodity derivatives (Note 21)	44,396	(30,079)
Unrealized loss (gain) on warrants	16,736	(82,003)
Stock-based compensation (Note 17)	57,799	54,486
Foreign currency translation loss	5,672	22,480
Other	12,868	27,781
Changes in non-cash working capital balances:
Trade receivables	(1,678)	(3,547)
Income taxes	(62,424)	77,922
Inventories	(185,090)	(82,949)
Other current assets	(31,353)	198
Accounts payable and accrued liabilities	(75)	(5,522)
Interest payable	(583)	(5,177)
Cash provided by operating activities	1,315,994	1,192,054
INVESTING ACTIVITIES
Additions to property, plant and mine development (Note 9)	(867,684)	(759,342)
Acquisition of TMAC, net of cash and cash equivalents (Note 5)	(185,898)
Advance to TMAC to fund repayment of debt (Note 5)	(105,000)
Payment to repurchase the Hope Bay royalty (Note 5)	(50,000)
Proceeds from sale of property, plant and mine development (Note 9)	2,696	936
Net (purchases) sales of short-term investments	(1,352)	2,069
Net proceeds from sale of equity securities	5,361	8,759
Purchases of equity securities and other investments	(39,889)	(45,234)
Payments for financial assets at amortized cost	(16,000)	(16,000)
Decrease in restricted cash	23,077
Cash used in investing activities	(1,234,689)	(808,812)
FINANCING ACTIVITIES
Proceeds from Credit Facility (Note 14)	595,000	1,075,000
Repayment of Credit Facility (Note 14)	(595,000)	(1,075,000)
Proceeds from Senior Notes issuance (Note 14)		200,000
Repayment of Senior Notes (Note 14)		(360,000)
Long-term debt financing costs (Note 13)	(2,553)	(1,597)
Repayment of lease obligations	(25,020)	(15,870)
Dividends paid	(275,158)	(190,255)
Repurchase of common shares for stock-based compensation plans (Notes 16 and 17C,D)	(34,606)	(39,622)
Proceeds on exercise of stock options (Note 17A)	21,707	90,656
Common shares issued (Note 16)	18,388	13,866
Cash used in financing activities	(297,242)	(302,822)
Effect of exchange rate changes on cash and cash equivalents	(804)	210
Net (decrease) increase in cash and cash equivalents during the year	(216,741)	80,630
Cash and cash equivalents, beginning of year	402,527	321,897
Cash and cash equivalents, end of year	185,786	402,527
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	85,109	95,119
Income and mining taxes paid	$ 246,084	$ 110,851